Equity (Details Textual) $ / shares in Units, $ in Thousands	1 Months Ended
	Sep. 30, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares shares	Jun. 30, 2016 USD ($) $ / shares	Jan. 31, 2016 USD ($) $ / shares	Dec. 31, 2017 ₪ / shares shares	Dec. 31, 2016 ₪ / shares
Disclosure of classes of share capital [line items]
Ordinary shares, par value | ₪ / shares					₪ 1	₪ 1
Ordinary shares hold | shares		568,620			568,620
Amount of cash dividend | $	$ 5,011,000	$ 7,070	$ 5,008	$ 5,008
Cash dividend per share | $ / shares	$ 0.34	$ 0.48	$ 0.34	$ 0.34
Dividend payable, record date	Oct. 17, 2017	Dec. 30, 2016	Jul. 13, 2016	Jan. 20, 2016
Dividend payable, paid date	Nov. 02, 2017	Jan. 12, 2017	Jul. 28, 2016	Feb. 04, 2016